Benefit Plans, Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (1,333)	$ (711)	$ 8,367
Amortization of net actuarial gain (loss)	90	(70)	297
Amortization of prior service credit	(90)	(90)	(199)
Total	(1,333)	(871)
Retirement Plan [Member]
Components of the net periodic income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	61	60	58
Interest cost	1,371	1,329	1,374
Expected return on plan assets	(2,648)	(2,735)	(2,504)
Amortization of net loss (gain)	184	210	0
Net periodic pension credit	(1,032)	(1,136)	(1,072)
Net (gain) loss	(367)	(109)	5,337
Amortization of net gain	(184)	(210)	0
Total amount recognized in other comprehensive (loss) income	(551)	(319)	5,337
Total amount recognized in net periodic benefit cost and other comprehensive (loss) income	(1,583)	(1,455)	4,265
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(367)	(109)
Amortization of net actuarial gain (loss)	(184)	(210)
Amortization of prior service credit	0	0
Total	(551)	(319)
Post-Retirement Benefits Plan [Member]
Components of the net periodic income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	116	165	100
Interest cost	221	268	217
Expected return on plan assets	(720)	(722)	(672)
Amortization of net loss (gain)	(274)	(140)	(297)
Amortization of prior service cost	90	90	199
Net periodic pension credit	(567)	(339)	(453)
Net (gain) loss	(966)	(602)	1,219
Prior service cost	0	0	1,811
Amortization of prior service cost	(90)	(90)	(199)
Amortization of net gain	274	140	297
Total amount recognized in other comprehensive (loss) income	(782)	(552)	3,128
Total amount recognized in net periodic benefit cost and other comprehensive (loss) income	(1,349)	(891)	$ 2,675
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	1,100
Effect of one percentage point decrease on in assumed health care cost	837
Effect of one percentage point increase on in interest and service components	74
Effect of one percentage point decrease on in interest and service components	57
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(966)	(602)
Amortization of net actuarial gain (loss)	274	140
Amortization of prior service credit	(90)	(90)
Total	$ (782)	$ (552)